As filed with the Securities and Exchange Commission on May 27, 2005

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2005 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 94.36%                       $ 18,667,680
            =========================================================
            (Cost $18,483,056)

            COMMUNICATIONS EQUIPMENT - 0.50%                   98,200
            ---------------------------------------------------------
  1,285     Research In Motion Ltd.*                           98,200

            COMPUTER HARDWARE - 17.58%                      3,477,361
            ---------------------------------------------------------
 83,450     Apple Computer, Inc.*                           3,477,361

            COMPUTER PROGRAMMING SERVICES - 4.93%             976,206
            ---------------------------------------------------------
 21,130     Cognizant Technology Solutions Corp. (Class A)*   976,206

            INTERNET SOFTWARE & SERVICES - 45.82%           9,064,528
            ---------------------------------------------------------
 25,200     eBay, Inc.*                                       938,952
 12,105     Google, Inc. (Class A)*                         2,185,074
 14,610     InfoSpace, Inc.*                                  596,526
 20,295     Shanda Interactive Entertainment Ltd.*            614,330
 28,050     ValueClick, Inc.*                                 297,611
 35,670     VeriSign, Inc.*                                 1,023,729
100,540     Yahoo! Inc.*                                    3,408,306

            NETWORKING & TELECOM EQUIPMENT - 3.27%            647,792
            ---------------------------------------------------------
 29,365     Juniper Networks, Inc.*                           647,792

            RESTURANTS - 2.95%                                583,446
            ---------------------------------------------------------
  3,295     P.F. Chang's China Bistro, Inc.*                  197,041
 10,900     The Cheesecake Factory, Inc.*                     386,405

            SEMICONDUCTORS - 9.38%                          1,856,488
            ---------------------------------------------------------
 29,730     Marvell Technology Group Ltd.*                  1,139,848
  7,225     SanDisk Corp.*                                    200,855
 13,780     SigmaTel, Inc.*                                   515,785

            SOFTWARE - 9.93%                                1,963,659
            ---------------------------------------------------------
  4,065     Electronic Arts, Inc.*                            210,486
 17,605     F5 Networks, Inc.*                                888,876
 16,065     Websense, Inc.*                                   864,297

            EXCHANGE TRADED FUNDS - 5.08%                   1,003,929
            =========================================================
            (Cost $1,014,256)
 11,090     Nasdaq 100 Index Tracking Stock                   405,561
 18,400     Semiconductor HOLDERs Trust                       598,368


            CASH EQUIVALENTS - 0.56%                          111,312
            =========================================================
111,312     First American Treasury Obligations Fund          111,312


            TOTAL INVESTMENT SECURITIES - 100.00%           19,782,921
            =========================================================
            (Cost $19,608,624)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%          96
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 19,783,017
            =========================================================
            Equivalent to $5.80 per share


*Non-income producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 27, 2005


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 27, 2005